Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2012	2013	2013
	RMB	RMB	US$
Buildings	193,791	193,791	32,012
Leasehold improvements	8,307	8,237	1,361
Furniture, fixtures and office equipment	6,164	6,902	1,140
Computer equipment	26,211	26,896	4,443
Motor vehicles	9,316	9,074	1,499
Agricultural equipment	11,431	12,081	1,996

Total	255,220	256,981	42,451
Less: accumulated depreciation and amortization	(87,828)	(101,567)	(16,778)

Property and equipment, net	167,392	155,414	25,673